Share-Based Compensation - Summary of Weighted-Average Assumptions Used under Black-Scholes (Detail) (CNH EIP [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CNH EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.40%	1.40%
Expected Dividend yield	0.00%	0.00%	0.30%
Price volatility of CNH Global N.V. shares		51.70%	75.10%
Option life (years)		3 years 4 months 21 days	3 years 9 months 22 days